Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Parenthetical) (Detail) (USD $)	12 Months Ended
Mar. 31, 2013 Claim
Asbestos Claims [Line Items]
Number of claims closed	672
Number of claims settled	153
Number of closed claims	519
Settlement amounts